Fixed Assets	9 Months Ended
Sep. 30, 2012
Fixed Assets

7. FIXED ASSETS

Fixed assets and the related accumulated depreciation as of December 31, 2011 and September 30, 2012 are as follows:

	As of December 31, 2011	As of September 30, 2012	As of September 30, 2012
	RMB	RMB	US$
Computer equipment	3,450,160	4,519,515	719,118
Office building	393,865	911,482	145,030
Office building related facility, machinery and equipment	137,209	156,240	24,860
Internal-use software development costs	88,065	91,635	14,581
Vehicles	6,943	7,519	1,196
Office equipment	177,509	196,635	31,287
Leasehold improvements	178,932	184,672	29,384
Construction in progress	2,982	118,870	18,914

	4,435,665	6,186,568	984,370
Less: Accumulated depreciation	(1,691,424)	(2,457,079)	(390,956)

	2,744,241	3,729,489	593,414